Offsets	Sep. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-38101
Initial Filing Date	Sep. 17, 2025
Fee Offset Claimed	$ 69,979.87
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	WideOpenWest, Inc.
Form or Filing Type	SC 14A
File Number	001-38101
Filing Date	Sep. 17, 2025
Fee Paid with Fee Offset Source	$ 69,979.87
Offset Note	The Company previously paid $69,979.87 upon the filing of its Preliminary Proxy Statement on Schedule 14A on September 17, 2025 in connection with the transaction reported hereby.